Fair Value Measurements (FY) (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 1991	Dec. 31, 2018	Apr. 18, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Abstract]
Redemption amount of senior redeemable preferred stock						$ 2.1
Preferred stock dividend rate per annum			12.00%
Public Preferred Stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Abstract]
Preferred stock dividend rate per annum	12.00%	12.00%		6.00%
Public preferred stock par value (in dollar per share)	$ 0.01	$ 0.01
Carrying value of public preferred stock		$ 139.2			$ 135.4
Estimate of Fair Value, Fair Value Disclosure [Member] | Public Preferred Stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Abstract]
Public preferred stock	$ 68.5	$ 60.5			$ 41.4